Financial Liabilitiy at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2017
Financial liabilities at fair value through profit or loss [Abstract]
Disclosure of financial liabilities at fair value through profit or loss [Text block]

20. FINANCIAL LIABILITY AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Financial liabilities held for trading	3,036,478	3,176,113
Financial liabilities designated at FVTPL	766,880	251,796

Total	3,803,358	3,427,909

(2)	Financial liabilities held for trading are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Deposits due to Customers:
Gold banking liabilities	26,501	25,964
Derivative liabilities	3,009,977	3,150,149

Total	3,036,478	3,176,113

(3)	Financial liabilities designated at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Equity linked securities index:
Equity linked securities index in short position	673,906	160,057
Debentures:
Debentures in local currency	92,974	91,739

Total	766,880	251,796

(4)	Credit risk adjustments to financial liabilities designated at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2015	December 31, 2016	December 31, 2017
Financial liabilities designated at FVTPL subject to credit risk adjustments	854,862	766,880	251,796
Credit risk adjustments(*1)	(433)	(8)	(254)
Accumulated changes in credit risk adjustments(*2)	311	349	133

(*1)	The amounts in the tabular disclosure relating to Credit risk adjustments at 31 December 2016 and at 31 December 2015 have been restated by 811 million Won and 109 million Won, respectively, due to an error in the previous year’s disclosure.
(*2)	The amounts in the tabular disclosure relating to Accumulated changes in credit risk adjustments at 31 December 2016 and at 31 December 2015 have been restated by 16,139 million Won and 15,327 million Won, respectively, due to an error in the previous year’s disclosure.

Credit risk adjustments are applied to reflect the Group’s own credit risk when measuring the fair value of derivative liabilities. The methodology to determine the adjustment incorporates the Group’s credit spread as observed through credit ratings.

(5)	The differences between financial liabilities at FVTPL’s carrying amount and nominal amount at maturity are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Carrying amount	766,880	251,796
Nominal amount at maturity	902,375	255,408

Difference	(135,495)	(3,612)